Commitments and Contingent Liabilities	12 Months Ended
Dec. 31, 2025
Commitments and Contingent liabilities [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES

NOTE 9:- COMMITMENTS AND CONTINGENT LIABILITIES

a.	Purchase commitments:

As of December 31, 2025, the Company had $47,417 of purchase commitments for goods and services from vendors. These commitments are due primarily within one year.

b.	Litigation:

1.	During February 2023, two securities class action complaints were filed by certain shareholders of the Company in U.S. federal court in New Jersey against the Company, certain of the Company’s current and former officers and directors, the underwriters of the November 19, 2021 follow-on public offering and Amazon (which sold shares in that public offering), as defendants. The complaints assert claims under certain sections of the Securities Exchange Act of 1934 (the “Exchange Act”) and the Securities Act of 1933 (the “Securities Act”) and seeks unspecified damages.

On August 30, 2023, the U.S. federal court in New Jersey granted an unopposed motion to consolidate the two actions, to appoint certain plaintiffs as lead plaintiffs, and to appoint a lead counsel.

On October 27, 2023, the lead plaintiffs filed a consolidated complaint, alleging that, between February 2021 and July 2023, the Company made misrepresentations and omissions in its public statements and disclosures in violation of the Exchange Act and Rule 10b-5 promulgated thereunder. On December 21, 2023, the defendants moved to dismiss the consolidated complaint. The lead plaintiffs filed an opposition to Defendants’ motion to dismiss on February 16, 2024.

On August 15, 2024, the Court held an oral hearing on defendants’ motion to dismiss, following which it granted the defendants’ motion, dismissing the complaint in its entirety, without prejudice. Plaintiffs filed an amended complaint on November 8, 2024. The amended complaint was filed against the Company, Mr. Samuel our chief executive officer, Mr. Rozner our former chief financial officer and the underwriter defendants, but all other directors were no longer named as defendants. On January 24, 2025, defendants moved to dismiss the amended complaint. Plaintiffs filed an opposition to defendants’ motion to dismiss on March 10, 2025, and defendants intend to file replies in support of the motion to dismiss in 2025 filed replies in support of the motion to dismiss on April 25, 2025.

On September 4, 2025, the Court held oral argument on Defendants’ renewed motion to dismiss, following which it granted the Defendants’ motion in part and denied it in part.  The Court dismissed all claims under the Securities Act, thereby dismissing all claims against the underwriters for the 2021 offering, and dismissed most claims under the Exchange Act, except for claims arising from five allegedly false or misleading statements. On October 20, 2025, Plaintiffs informed the Court that they do not intend to amend their complaint.  As a result, discovery will commence in the near term.

On December 4, 2025, Defendants filed their answer to the operative complaint, followed by a motion for judgment on the pleadings seeking dismissal of one of the five allegedly false or misleading statements remaining in the case on grounds not previously raised in Defendants’ prior motions to dismiss.  Plaintiffs filed their opposition to Defendants’ motion for judgment on the pleadings on December 22, 2025, and Defendants’ reply brief is due on January 7, 2026

The Company believes these lawsuits are  without merit and has been defending against these cases vigorously. As of the date hereof, the Company is unable to estimate a range of loss that could result from an adverse final judgment, and therefore no estimated liabilities have been recorded in the consolidated financial statements.

2.	From time to time, the Company is party to various legal proceedings, claims and litigation that arise in the normal course of business. It is the opinion of management that the ultimate outcome of these matters will not have a material adverse effect on the Company’s financial position, results of operations or cash flows.

c.	Guarantees:

As of December 31, 2025, the Company provided nine bank guarantees in a total amount of $1,022 primarily for its rented facilities.